Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue
31.
REVENUE

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$214,498	$220,190	$227,185
Other revenues
Government grants income	1,030	1,704	1,393
Rental income	1,022	1,120	1,196
Others	189	185	194
	2,241	3,009	2,783
Total	$216,739	$223,199	$229,968

For the information of performance obligations related to customer contracts, please refer to Note 3 Summary of Material Accounting Policy Information for details.

a.
Disaggregation of revenue

Please refer to Note 44 Segment Information for details.

b.
Contract balances

	January 1,	December 31
	2023	2023	2024
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 11)	$24,672	$24,842	$26,026
Contract assets
Products and service bundling	$7,956	$9,297	$10,446
Others	1,256	1,206	2,306
Less : Loss allowance	(19)	(21)	(24)
	$9,193	$10,482	$12,728
Current	$6,056	$6,713	$8,401
Noncurrent	3,137	3,769	4,327
	$9,193	$10,482	$12,728
Contract liabilities
Telecommunications business	$14,081	$14,016	$13,931
Project business	6,586	6,654	8,015
Advance house and land receipts (Notes 12 and 42)	—	460	1,064
Others	397	518	832
	$21,064	$21,648	$23,842
Current	$13,390	$14,088	$16,301
Noncurrent	7,674	7,560	7,541
	$21,064	$21,648	$23,842

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers. Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$6,933	$7,961	$8,617
Reclassified to trade receivables	(6,149)	(6,574)	(7,443)
	$784	$1,387	$1,174
Contract liabilities
Net increase of customer contracts	$9	$187	$197
Recognized as revenues	(5)	(173)	(184)
	$4	$14	$13

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts. Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the year that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$6,626	$6,660	$6,721
Project business	4,067	5,290	4,474
Others	440	540	459
	$11,133	$12,490	$11,654
c.
Incremental costs of obtaining contracts

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Current
Incremental costs of obtaining contracts	$211	$339

Noncurrent
Incremental costs of obtaining contracts	$939	$1,222

The Company considered the past experience and the default clauses in the telecommunications service contracts and believes the commissions and equipment subsidies paid for obtaining such contracts are expected to be recoverable; therefore, such costs were capitalized. The Company also believes the commissions paid for obtaining real estate sale contracts are expected to be recoverable; therefore, such costs were capitalized and classified as current by the operating cycle. Amortization expenses for the years ended December 31 2022, 2023 and 2024 were $841 million, $856 million and $906 million, respectively.

d.
Remaining Performance Obligations

As of December 31, 2024, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $41,020 million. The Company recognizes revenue when service is provided over contract terms. The Company expects to recognize such revenue of $24,078 million, $12,627 million and $4,315 million in 2025, 2026 and 2027, respectively. The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2024, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $34,104 million. The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $12,617 million, $10,413 million and $11,074 million in 2025, 2026 and 2027, respectively. Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.